Unaudited Interim Condensed Consolidated Statements of Changes in Redeemable Preferred Stock and Stockholder Equity - USD ($) $ in Thousands	Common Stock Redeemable Preferred Stock	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Treasury stock	Accumulated deficit	Redeemable Preferred Stock	Total
Balance at Dec. 31, 2021		$ 364	$ 426,102	$ 1,044	$ (15,636)	$ (119,920)		$ 291,954
Balance (in shares) at Dec. 31, 2021		34,364
Issue of common stock		$ 13	(13)
Issue of common stock (in shares)		1,341
Share-based compensation			2,354					2,354
Changes in unrealized gain on cash flow hedges				1,025				1,025
Net proceeds from equity offering (in shares)		4,844
Net proceeds from equity offering		$ 48	38,929					38,977
Preferred dividend						(2,543)		(2,543)
Net income/(loss)						84,518		84,518
Net income attributable to common stockholders								81,975
Balance at Sep. 30, 2022		$ 425	467,372	2,069	(15,636)	(37,945)		416,285
Balance (in shares) at Sep. 30, 2022	40,548	40,548
Balance at Dec. 31, 2021							$ 37,043
Balance (in shares) at Dec. 31, 2021							40
Balance at Sep. 30, 2022							$ 37,043
Balance (in shares) at Sep. 30, 2022							40
Balance at Jun. 30, 2022		$ 391	445,051	5,253	(15,636)	(98,920)		336,139
Balance (in shares) at Jun. 30, 2022	37,107
Issue of common stock		10	(10)
Issue of common stock (in shares)	1,035
Share-based compensation			1,108					1,108
Changes in unrealized gain on cash flow hedges				(3,184)				(3,184)
Net proceeds from equity offering (in shares)	2,406
Net proceeds from equity offering		24	21,223					21,247
Preferred dividend						(857)		(857)
Net income/(loss)						61,832		61,832
Net income attributable to common stockholders								60,975
Balance at Sep. 30, 2022		$ 425	467,372	2,069	(15,636)	(37,945)		416,285
Balance (in shares) at Sep. 30, 2022	40,548	40,548
Balance at Jun. 30, 2022							$ 37,043
Balance (in shares) at Jun. 30, 2022							40
Balance at Sep. 30, 2022							$ 37,043
Balance (in shares) at Sep. 30, 2022							40
Balance at Dec. 31, 2022		$ 426	468,006	1,468	(15,636)	15,135		469,399
Balance (in shares) at Dec. 31, 2022		40,627
Issue of common stock		$ 7	(7)
Issue of common stock (in shares)		672
Share-based compensation			2,401					2,401
Payment of dividend						(40,546)		(40,546)
Changes in unrealized gain on cash flow hedges				(1,468)				(1,468)
Preferred dividend						(2,543)		(2,543)
Net income/(loss)						89,799		89,799
Net income attributable to common stockholders								87,256
Balance at Sep. 30, 2023		$ 433	470,400		(15,636)	61,845		517,042
Balance (in shares) at Sep. 30, 2023	41,299	41,299
Balance at Dec. 31, 2022							$ 37,043	37,043
Balance (in shares) at Dec. 31, 2022							41
Balance at Sep. 30, 2023							$ 37,043	37,043
Balance (in shares) at Sep. 30, 2023							41
Balance at Jun. 30, 2023		$ 433	469,584	47	(15,636)	49,346		503,773
Balance (in shares) at Jun. 30, 2023	41,296
Issue of common stock		0	0
Issue of common stock (in shares)	3
Share-based compensation			816					816
Payment of dividend						(7,846)		(7,846)
Changes in unrealized gain on cash flow hedges				$ (47)				(47)
Preferred dividend						(857)		(857)
Net income/(loss)						21,203		21,203
Net income attributable to common stockholders								20,346
Balance at Sep. 30, 2023		$ 433	$ 470,400		$ (15,636)	$ 61,845		517,042
Balance (in shares) at Sep. 30, 2023	41,299	41,299
Balance at Jun. 30, 2023							$ 37,043
Balance (in shares) at Jun. 30, 2023							41
Balance at Sep. 30, 2023							$ 37,043	$ 37,043
Balance (in shares) at Sep. 30, 2023							41